Provisions for pensions and similar obligations (Details 5) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes Defined Benefit Obligations Other Similar Obligations [Abstract]
Present value of the obligations at beginning of year		R$ 4,246,489	R$ 6,034,734	R$ 6,077,521
Current service cost (Note 41)		5,476	9,064	10,740
Interest cost		447,653	703,874	653,206
Benefits paid		(339,538)	(465,029)	(421,429)
Actuarial (gains)/losses		683,681	1,330,371	(285,304)
Other	[1]	0	(3,366,525)	0
Present value of the obligations at end of year		R$ 5,043,761	R$ 4,246,489	R$ 6,034,734

[1]	In the fourth quarter of 2016, Banco Santander updated the procedures for recognizing its obligations to the entity CABESP, in accordance with its bylaws, which establishes the coverage of medical costs in the equality of proportion between associates and sponsor.